ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 13,417,481	$ 17,681,792
Charge to expenses	22,911,671
Reversal of expenses		(702,156)
Writing off of accounts receivable	(10,068,481)	(3,067,433)
Foreign exchange loss	(548,819)	(494,722)
Balance at end of the year	$ 25,711,852	$ 13,417,481